Severance Indemnities and Pension Plans (Summary for Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 21,625	¥ 26,273
Accumulated benefit obligations	21,625	26,273
Fair value of plan assets	4,988	10,417
Foreign Offices and Subsidiaries, Pension Benefits and Other Benefits [Member]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	90,315	78,640
Accumulated benefit obligations	80,258	68,277
Fair value of plan assets	¥ 45,925	¥ 34,679